Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (166,873)	$ (134,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of subscriber acquisition costs	96,383	65,975
Amortization of customer relationships	47,328	54,073
Depreciation and amortization of property, plant and equipment and other intangible assets	13,254	12,533
Amortization of deferred financing costs and bond premiums and discounts	3,644	5,243
Loss on sale or disposal of assets	230	70
Loss on early extinguishment of debt	12,751	9,933
Stock-based compensation	886	2,830
Provision for doubtful accounts	9,726	7,717
Deferred income taxes	(450)	487
Restructuring and asset impairment recoveries	0	(680)
Changes in operating assets and liabilities:
Accounts and notes receivable	(22,640)	(8,461)
Inventories	(72,914)	(62,785)
Prepaid expenses and other current assets	(4,604)	(6,144)
Subscriber acquisition costs – deferred contract costs	(212,420)	(214,594)
Other assets	(46,938)	265
Accounts payable	59,335	54,403
Accrued expenses and other current liabilities	34,044	29,270
Restructuring liability	(46)	(1,618)
Deferred revenue	116,043	14,725
Net cash used in operating activities	(133,261)	(171,573)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment	0	(1,791)
Capital expenditures	(11,435)	(4,526)
Proceeds from the sale of capital assets	319	1,925
Acquisition of intangible assets	(743)	(505)
Acquisition of other assets	(143)	0
Net cash used in investing activities	(12,002)	(4,897)
Cash flows from financing activities:
Proceeds from notes payable	324,750	500,000
Repayment of notes payable	(300,000)	(235,535)
Borrowings from revolving credit facility	113,000	57,000
Repayments on revolving credit facility	(13,000)	(77,000)
Proceeds from capital contribution	0	69,800
Repayments of capital lease obligations	(4,712)	(3,956)
Payments of other long-term obligations	(1,164)	0
Financing costs	(9,460)	(8,274)
Deferred financing costs	(6,191)	(6,277)
Net cash provided by financing activities	103,223	295,758
Effect of exchange rate changes on cash	(10)	(441)
Net (decrease) increase in cash and cash equivalents	(42,050)	118,847
Cash and cash equivalents:
Beginning of period	43,520	2,559
End of period	1,470	121,406
Supplemental non-cash investing and financing activities:
Capital lease additions	1,155	2,199
Capital expenditures included within accounts payable and accrued expenses and other current liabilities	282	997
Change in fair value of marketable securities	193	0
Subscriber acquisition costs - company owned assets included within accounts payable and accrued expenses and other current liabilities	$ 0	$ 1,641